NEWBUILDINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 carriers contract vessel	Dec. 31, 2012 carriers contract	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be acquired	7
Interest capitalized in the cost of newbuildings	$ 257,000	$ 332,000	$ 438,000
Number of newbuilding contracts	7	5
Accumulated costs of newbuildings	$ 126,000,000	$ 69,200,000
Number of drybulk carriers delivered	1	5
8700 TEU Container Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be acquired	4
5800 TEU Container Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of container vessels contracted to be acquired, canceled	1